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RECEIVED 2015 AUG 21 PM 3:27 SEC / MR

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

NYSE Arca, Inc.

SEC Mail Processing Section AUG 21 2015 Washington DC 404

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

Open-end Management Investment Company

3. Class of New Derivative Securities Product:

Investment Company Units

4. Name of Underlying Instrument:

Solactive Regional Bank Index

15001293

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

Narrow-Based

6. Ticker Symbol(s) of New Derivative Securities Product:

DPST

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

NYSE, NASDAQ

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+3/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Martha Redding

Title:

Senior Counsel and Assistant Secretary

Telephone Number:

(212) 656-2938

Manual Signature of Official Responsible for Form:

August 19, 2015

SEC 2449 (1/99)

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	AUG 21 2015

NYSE

Martha Redding
Senior Counsel
Assistant Secretary

New York Stock Exchange
11 Wall Street
New York, NY 10005
T + 1 212 656 2938
F + 1 212 656 8101
Martha.Redding@theice.com

2015 AUG 21 PM 3:22
SEC / MR

Via Overnight Mail

August 19, 2015

SEC
Mail Processing
Section
AUG 21 2015
Washington DC
404

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Trading and Markets
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

Re: 19b-4(e) – Transmittal

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the securities listed below.

Deutsche X-trackers MSCI Spain Hedged Equity ETF (DBSP)
Deutsche X-trackers MSCI Italy Hedged Equity ETF (DBIT)
Deutsche X-trackers MSCI Southern Europe Hedged Equity ETF (DBSE)
Deutsche X-trackers MSCI Australia Hedged Equity ETF (DBAU)
Deutsche X-trackers MSCI EAFE Small Cap Hedged Equity ETF (DBES)
Deutsche X-trackers Japan JPX-Nikkei 400 Hedged Equity ETF (JPNH)
Direxion Daily Homebuilders & Supplies Bull 3X Shares (NAIL)
Direxion Daily Homebuilders & Supplies Bear 3X Shares (CLAW)
Direxion Daily Regional Banks Bull 3X Shares (DPST)
Direxion Daily Regional Banks Bear 3X Shares (WDRW)
Market Vectors Oil Refiners ETF (CRAK)
O'Shares FTSE Europe Quality Dividend ETF (OEUR)
O'Shares FTSE Asia Pacific Quality Dividend ETF (OASI)

If you have any questions, please do not hesitate to call me at (212) 656-2938.

Sincerely,

Enclosures

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	AUG 21 2015